Borrowings - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($) Tranche	Aug. 31, 2019 USD ($) Tranche	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2020 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of credit facility			$ 25,733,000	$ 25,487,000
Finance expense			4,251,000	3,879,000	$ 2,482,000
Fair value of conversion option			(3,125,000)	$ (2,334,000)
Loan and Security Agreement with Oxford Finance LLC [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowing capacity of term loan		$ 75,000,000.0
Number of tranches | Tranche		3
Transaction costs		$ 300,000
Loan and Security Agreement with Oxford Finance LLC [Member] | Tranche one [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Gross proceeds		25,000,000.0
Loan and Security Agreement with Oxford Finance LLC [Member] | Tranche two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Undrawn credit facility		$ 25,000,000.0
Loan and Security Agreement with Oxford Finance LLC [Member] | Tranche three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan to be drawn						$ 25,000,000.0
Securities Purchase Agreement With JGB Management, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of tranches | Tranche	9
Maximum borrowing capacity of financing agreement	$ 135,000,000
Minimum cash amount of deposit account			25,000,000
Additional incremental increases			$ 27,000,000.0
Effective rate after payments and deductions for certain transaction costs and offer issue discounts			16.20%
Securities Purchase Agreement With JGB Management, Inc. [Member] | Tranche one [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Gross proceeds	30,000,000.0
Maximum borrowing capacity of financing agreement	31,500,000
Convertible note financing, offer issue discount	1,500,000
Cash proceeds received			$ 30,000,000
Warrants, fair value			2,600,000
Fair value of liability portion of convertible feature			27,300,000
Fair value of conversion option			$ 22,000
Securities Purchase Agreement With JGB Management, Inc. [Member] | Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate			9.50%
Percentage of discount rate			4.75%
Borrowings, maturity			three years
Oxford Credit Facility [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of credit facility	25,600,000
Actual payoff amount	$ 27,000,000.0
Finance expense			$ 1,400,000
Senior Secured Convertible Promissory Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Conversion price | $ / shares			$ 3.20
Senior Secured Convertible Promissory Notes [Member] | Tranche three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Gross proceeds			$ 16,725,000
Senior Secured Convertible Promissory Notes [Member] | Remaining Tranche Thereafter [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Gross proceeds			$ 13,125,000
JGB Warrants [Member] | Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of amount equal to funded amount			20.00%
Warrant to purchase common share, exercise price | $ / shares			$ 3.67
Warrants maturity			4 years